Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 306,823	$ 254,525
Marketable securities	212,313	236,281
Trade and other receivables	133,406	139,467
Related party receivables	18,409	13,485
Inventories	98,554	107,114
Voyages in progress	112,874	110,638
Prepaid expenses and accrued income	9,531	14,255
Other current assets	5,665	5,285
Total current assets	897,575	881,050
Non-current assets
Newbuildings	0	47,991
Vessels and equipment	3,622,364	3,650,652
Right-of-use assets	2,677	3,108
Goodwill	112,452	112,452
Derivative instruments receivable	52,704	53,993
Investment in associated companies	13,959	16,302
Loan notes receivable	0	1,388
Other non-current assets	4	1,507
Total assets	4,701,735	4,768,443
Current liabilities
Short-term debt and current portion of long-term debt	362,547	277,854
Current portion of obligations under leases	1,077	1,024
Related party payables	40,546	31,248
Trade and other payables	63,404	81,533
Total current liabilities	467,574	391,659
Non-current liabilities
Long-term debt	1,932,610	2,112,460
Obligations under leases	1,908	2,372
Other non-current payables	3,356	2,053
Total liabilities	2,405,448	2,508,544
Equity
Share capital (222,622,889 shares. 2022: 222,622,889. Par value $1.00)	222,623	222,623
Additional paid in capital	604,687	604,687
Contributed surplus	1,004,094	1,004,094
Accumulated other reserves	585	454
Retained earnings	464,770	428,513
Total equity attributable to the shareholders of the Company	2,296,759	2,260,371
Non-controlling interest	(472)	(472)
Total equity	2,296,287	2,259,899
Total liabilities and equity	$ 4,701,735	$ 4,768,443